UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F - AMENDED

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ X ];               Amendment Number: 1
       This Amendment (Check only one):         [ X ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lord Balniel
Title:        Chief Executive Officer
Phone:        020 7484 7476

Signature, Place, and Date of Signing:


     /s/Lord Balniel               London, England             7 June 2006
     ----------------------      ----------------------       ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      57
                                                  -----------------------

Form 13F Information Table Value Total:              $ 359,337 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None

ALLSTATE CORP                 COM       20002101        369           7,072    SH    Shared-Defined     0                      7,072
ALTRIA GROUP INC              COM       02209S103     1,049          14,800    SH    Shared-Defined     0                     14,800
AMERICAN EXPRESS CO           COM       25816109      2,162          41,154    SH    Shared-Defined     0                     41,154
AMERICAN INTL GROUP INC       COM       26874107        529           8,000    SH    Shared-Defined     0                      8,000
BANK NOVA SCOTIA HALIFAX      COM       64149107      2,407          60,000    SH    Shared-Defined     0                     60,000
BEACON ROOFING
    SUPPLY INC                COM       73685109      7,462         183,600    SH    Shared-Defined     0                    183,600
BOEING CO                     COM       97023105      6,281          80,600    SH    Shared-Defined     0                     80,600
CADIZ INC                   COM NEW     127537207     1,934         110,840    SH    Shared-Defined     0                    110,840
CHUBB CORP                    COM       171232101    23,262         243,730    SH    Shared-Defined     0                    243,730
CISCO SYS INC                 COM       17275R102       317          14,610    SH    Shared-Defined     0                     14,610
DIGITAS INC                   COM       25388K104    16,852       1,170,280    SH    Shared-Defined     0                  1,170,280
DOW CHEM CO                   COM       260543103       577          14,200    SH    Shared-Defined     0                     14,200
EL PASO CORP                  COM       283361109    10,755         892,500    SH    Shared-Defined     0                    892,500
EMERSON ELEC CO               COM       291011104    14,054         168,050    SH    Shared-Defined     0                    168,050
ENERGY CONVERSION
    DEVICES IN                COM       292659109     2,774          56,400    SH    Shared-Defined     0                     56,400
EXELON CORP                   COM       30161N101    29,344         554,715    SH    Shared-Defined     0                    554,715
EXXON MOBIL CORP              COM       30231G102     3,771          61,954    SH    Shared-Defined     0                     61,954
GENENTECH INC               COM NEW     368710406     2,535          30,000    SH    Shared-Defined     0                     30,000
GENERAL ELECTRIC CO           COM       369604103     7,908         227,381    SH    Shared-Defined     0                    227,381
HERSHEY CO                    COM       427866108       688          13,170    SH    Shared-Defined     0                     13,170
HUNTSMAN CORP                 COM       447011107       347          18,000    SH    Shared-Defined     0                     18,000
INTEL CORP                    COM       458140100       337          17,300    SH    Shared-Defined     0                     17,300
INVERNESS MED
    INNOVATIONS IN            COM       46126P106     1,925          67,000    SH    Shared-Defined     0                     67,000
ITT INDS INC IND              COM       450911102       618          11,000    SH    Shared-Defined     0                     11,000
JOHNSON & JOHNSON             COM       478160104     1,024          17,284    SH    Shared-Defined     0                     17,284
KYPHON INC                    COM       501577100    14,197         381,650    SH    Shared-Defined     0                    381.650
LIBERTY MEDIA CORP NEW     COM SER A    530718105       315          38,400    SH    Shared-Defined     0                     38,400
MACQUARIE
    INFRASTRUCTURE CO      SH BEN INT   55607X108     4,067         125,150    SH    Shared-Defined     0                    125,150
MARSH & MCLENNAN
    COS INC                   COM       571748102       227           7,740    SH    Shared-Defined     0                      7,740
MEDICSIGHT INC              COM NEW     58470A205       613         133,334    SH    Shared-Defined     0                    133,334
MEDTRONIC INC                 COM       585055106     1,440          28,367    SH    Shared-Defined     0                     28,367
MICROSOFT CORP                COM       594918104    12,457         457,800    SH    Shared-Defined     0                    457,800
MOODYS CORP                   COM       615364105     6,285          87,950    SH    Shared-Defined     0                     87,950
MORGAN STANLEY                COM       617446448    31,617         503,300    SH    Shared-Defined     0                    503,300
NATIONAL OILWELL
    VARCO INC                 COM       637071101     1,768          27,570    SH    Shared-Defined     0                     27,570
NEWMONT MINING CORP           COM       651639106       420           8,090    SH    Shared-Defined     0                      8.090
NUVASIVE INC                  COM       670704105     1,883          99,920    SH    Shared-Defined     0                     99,920
OFFICE DEPOT INC              COM       676220106     5,050         135,600    SH    Shared-Defined     0                    135,600
ORACLE CORP                   COM       68389X105       178          13,000    SH    Shared-Defined     0                     13,000
ORIENT-EXPRESS HOTELS LTD     CL A      G67743107    10,750         274,020    SH    Shared-Defined     0                    274,020
PEPSICO INC                   COM       713448108     1,491          25,800    SH    Shared-Defined     0                     25,800
PROCTER & GAMBLE CO           COM       742718109       747          12,960    SH    Shared-Defined     0                     12,960
REVLON INC                    CL A      716525500    12,954       4,099,303    SH    Shared-Defined     0                  4,099,303
REYNOLDS AMERICAN INC         COM       761713106     5,464          51,795    SH    Shared-Defined     0                     51,795
ROCKWELL COLLINS INC          COM       774341101     8,312         147,500    SH    Shared-Defined     0                    147,500
RYANAIR HLDGS PLC          SPONSORED
                              ADR       783513104     4,349          79,500    SH    Shared-Defined     0                     79,500
SALESFORCE COM INC            COM       79466L302     8,222         226,310    SH    Shared-Defined     0                    226,310
SARA LEE CORP                 COM       803111103    16,107         900,850    SH    Shared-Defined     0                    900,850
SCHLUMBERGER LTD              COM       806857108    26,998         213,305    SH    Shared-Defined     0                    213,305
SEASPAN CORP                  SHS       Y75638109     3,976         187,815    SH    Shared-Defined     0                    187,815
SONUS NETWORKS INC            COM       835916107     5,113         933,072    SH    Shared-Defined     0                    933,072
SOUTH FINL GROUP INC          COM       837841105     2,022          77,325    SH    Shared-Defined     0                     77,325
STERLING BANCORP              COM       859158107     2,109         102,382    SH    Shared-Defined     0                    102,382
SULPHCO INC                   COM       865378103        94          11,170    SH    Shared-Defined     0                     11,170
SYSCO CORP                    COM       871829107       545          17,000    SH    Shared-Defined     0                     17,000
TD AMERITRADE HLDG CORP       COM       87236Y108     7,947         380,800    SH    Shared-Defined     0                    380,800
UNITED TECHNOLOGIES
   CORP                       COM       913017109    22,339         385,350    SH    Shared-Defined     0                    385,800